As filed with the Securities and Exchange Commission on November 7, 2024

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,784	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,784	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On December 6, 2024, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,784 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 6, 2024, the effectiveness of the registration statement for the iShares ESG Aware ICE-HIP Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No.  2,590 on September 30, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,604	December 13, 2022	January 12, 2023
2,611	January 11, 2023	February 10, 2023
2,617	February 9, 2023	March 3, 2023
2,623	March 2, 2023	March 31, 2023
2,627	March 30, 2023	April 28, 2023
2,634	April 27, 2023	May 26, 2023
2,642	May 25, 2023	June 23, 2023
2,654	June 22, 2023	July 21, 2023
2,659	July 20, 2023	August 18, 2023
2,664	August 17, 2023	September 15, 2023
2,670	September 14, 2023	October 13, 2023
2,678	October 12, 2023	November 10, 2023
2,685	November 9, 2023	December 8, 2023
2,692	December 7, 2023	January 5, 2024
2,698	January 4, 2024	February 2, 2024
2,704	February 1, 2024	March 1, 2024
2,710	February 29, 2024	March 30, 2024
2,724	March 28, 2024	April 26, 2024
2,728	April 25, 2024	May 24, 2024
2,735	May 23, 2024	June 21, 2024
2,747	June 20, 2024	July 19, 2024
2,752	July 18, 2024	August 16, 2024
2,763	August 15, 2024	September 13, 2024
2,767	September 12, 2024	October 11, 2024
2,770	October 10, 2024	November 8, 2024

This Post-Effective Amendment No. 2,784 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,590.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,784 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 7th day of November 2024.

iSHARES TRUST

By:
Jessica Tan*
President

Date: November 7, 2024

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,784 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Stephen Cohen*
Trustee

Date: November 7, 2024

John E. Martinez*
Trustee

Date: November 7, 2024

Cecilia H. Herbert*
Trustee

Date: November 7, 2024

John E. Kerrigan*
Trustee

Date: November 7, 2024

Robert S. Kapito*
Trustee

Date: November 7, 2024

Madhav V. Rajan*
Trustee

Date: November 7, 2024

Jane D. Carlin*
Trustee

Date: November 7, 2024

Drew E. Lawton*
Trustee

Date: November 7, 2024

Richard L. Fagnani*
Trustee

Date: November 7, 2024

James Lam**
Trustee

Date: November 7, 2024

Laura F. Fergerson**
Trustee

Date: November 7, 2024

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: November 7, 2024

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: November 7, 2024

*

Powers of Attorney, each dated March 5, 2024, for Jessica Tan, Stephen Cohen, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,713, filed March 7, 2024.

**	Powers of Attorney, each dated April 8, 2024, for James Lam and Laura F. Fergerson are incorporated herein by reference to Post-Effective Amendment No. 2,726, filed April 18, 2024.